Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents information about certain assets of the Plan measured at fair value on a recurring basis:

Assets Measured at Fair Value on a Recurring Basis	December 31, 2025		December 31, 2024
In millions	Total	Level 1	Total	Level 1

Dow Inc. common stock	$357	$357	$500	$500
Mutual funds	601	601	553	553
Temporary investments - Money market funds	24	24	41	41
Total categorized assets at fair value	$982	$982	$1,094	$1,094
Fair value measured at net asset value per share:[1]
Common/collective trusts	9,342		8,364
Total assets at fair value	$10,324		$9,458
1.Investments in common/collective trusts are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.